INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forwards	$ 24,982	$ 22,460
Capital losses carry-forwards	60	53
Research and development expenses	$ 16,329	11,426
Issuance expenses		1,067
Tax credit carry-forwards	$ 63	62
Other	1,993	1,120
Deferred tax assets before valuation allowance	43,427	36,188
Valuation allowance	(43,299)	(36,060)
Deferred tax asset	128	128
Deferred tax liabilities:
Fixed assets	158	161
Technology	732	839
Deferred tax liabilities	$ 890	$ 1,000